UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-22466

                                     GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
                                          Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Legal Department
J9201-210
200 Berkeley Street
                                           Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018
FORM N-PX SPREADSHEET*

REGISTRANT NAME: GAI Agility Income Fund
INVESTMENT COMPANY ACT FILE NUMBER: 811-22466
REPORTING PERIOD: 07/01/2017 - 06-30-2018
REGISTRANT ADDRESS: 401 South Tryon Street, Charlotte, NC 28202
NAME OF SERIES (AS APPLICABLE): __________________________________

Issuer of Portfolio Security	Exchange Ticker / Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For, Against, or Abstain from Proposal/Regarding Election of Directors/Other Matters	Whether Vote Was With or Against Management
Vanguard International Equity Index Fund, Inc.	VNQI	922042676	11/15/2017	Special Meeting	Issuer	Yes	For	With
The Lazard Funds	GLIFX	52106N459	10/20/2017	Special Meeting	Issuer	Yes	For	With
KLA-TENCOR CORPORATION	KLAC	482480100	11/1/2017	Annual Meeting	Issuer	Yes	For	With
CARDINAL HEALTH, INC.	CAH	14149Y108	11/8/2017	Annual Meeting	Issuer	Yes	For; Against	With
COACH, INC.	COH	189754104	11/9/2017	Annual Meeting	Issuer	Yes	For; Against	With
SYSCO CORPORATION	SYY	871829107	11/17/2017	Annual Meeting	Issuer	Yes	For; Against	With
MICROSOFT CORPORATION	MSFT	594918104	11/29/2017	Annual Meeting	Issuer	Yes	For	With
SPIRE INC.	SR	84857L101	1/25/2018	Annual Meeting	Issuer	Yes	For	With
MSC INDUSTRIAL DIRECT CO., INC.	MSM	553530106	1/25/2018	Annual Meeting	Issuer	Yes	For	With
GENUINE PARTS COMPANY	GPC	372460105	4/23/2018	Annual Meeting	Issuer	Yes	For	With
Carnival Corporation	CCL	143658300	4/11/2018	Annual Meeting	Issuer	Yes	For	With
HP Inc.	HPQ	40434L105	4/24/2018	Annual Meeting	Issuer	Yes	For; Against	With
Whirlpool Corporation	WHR	963320106	4/17/2018	Annual Meeting	Issuer	Yes	For	With
VF Corporation	VFC	918204108	4/24/2018	Annual Meeting	Issuer	Yes	For	With
Johnson & Johnson	JNJ	478160104	4/26/2018	Annual Meeting	Issuer	Yes	For; Against	With
Marathon Petroleum Corporation	MPC	56585A102	4/25/2018	Annual Meeting	Issuer	Yes	For; Against	With
Hanesbrands Inc	HBI	410345102	4/24/2018	Annual Meeting	Issuer	Yes	For	With
PepsiCo, Inc.	PEP	713448108	5/2/2018	Annual Meeting	Issuer	Yes	For; Against	With
Abbvie Inc.	ABBV	00287Y109	5/4/2018	Annual Meeting	Issuer	Yes	For; Against	With
Eli Lilly and Company	LLY	532457108	5/7/2018	Annual Meeting	Issuer	Yes	For; Against	With
Bristol-Myers Squibb Company	BMY	110122108	5/1/2018	Annual Meeting	Issuer	Yes	For; Against	With
Cummins Inc.	CMI	231021106	5/8/2018	Annual Meeting	Issuer	Yes	For; Against	With
Nucor Corporation	NUE	670346105	5/10/2018	Annual Meeting	Issuer	Yes	For; Against	With
Gilead Sciences, Inc.	GILD	375558103	5/9/2018	Annual Meeting	Issuer	Yes	For; Against	With
Penske Automotive Group, Inc.	PAG	70959W103	5/10/2018	Annual Meeting	Issuer	Yes	For	With
Tupperware Brands Corp.	TUP	899896104	5/9/2018	Annual Meeting	Issuer	Yes	For	With
Kinder-Morgan, Inc	KMI	49456B101	5/9/2018	Annual Meeting	Issuer	Yes	For; Against	With
CARDINAL HEALTH, INC.	CAH	14149Y108	4/2/2018	Non Official Offer	Issuer	Yes	Take No Action	N/A
Hasbro, Inc.	HAS	418056107	5/17/2018	Annual Meeting	Issuer	Yes	For; Against	With
Intel Corporation	INTC	458140100	5/17/2018	Annual Meeting	Issuer	Yes	For; Against	With
Newell Brands Inc.	NWL	651229106	5/15/2018	Annual Meeting	Issuer	Yes	For	With
Amgen Inc.	AMGN	31162100	5/22/2018	Annual Meeting	Issuer	Yes	For; Against	With
Omnicom Group Inc.	OMC	681919106	5/22/2018	Annual Meeting	Issuer	Yes	For; Against	With
WILLIAMS-SONOMA, INC.	WSM	969904101	5/30/2018	Annual Meeting	Issuer	Yes	For	With
Nordstrom, Inc.	JWN	655664100	5/29/2018	Annual Meeting	Issuer	Yes	For	With
Garmin Ltd.	GRMN	H2906T109	6/8/2018	Annual Meeting	Issuer	Yes	For	With
KAR Auction Services Inc.	KAR	48238T109	6/4/2018	Annual Meeting	Issuer	Yes	For	With
General Motors Company	GM	37045V100	6/12/2018	Annual Meeting	Issuer	Yes	For; None	With

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	GAI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	July 27, 2018

*Print the name and title of each signing officer under his or her signature.